Sales (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of other operating income

(in millions of euros)	2018	2017	2016
Proceeds from the disposal of fixed assets	180	88	126
o/w transfer price	224	124	152
o/w net book value of assets sold	(44)	(36)	(26)
Net banking income	56	76	21
Tax credits and subsidies	42	40	70
Income from universal service	14	8	10
Brand & management fees (1)	6	14	24
Other income	462	475	488
Total	760	701	739

(1)	Invoiced to certain uncontrolled entities.

Schedule of trade receivables

(in millions of euros)	2018	2017 (1)	2016 (1)
Net book value of trade receivables - in the opening balance	5,175	4,964	4,876
IFRS 9 transition impact	(22)	—	—
Net book value of trade receivables - including IFRS 9 transition impact	5,153	4,964	4,876
Business related variations	65	267	(87)
Changes in the scope of consolidation	90	6	78
Translation adjustment	(12)	(33)	(122)
Reclassifications and other items(2)	(1)	(29)	219
Reclassification to assets held for sale	—	—	—
Net book value of trade receivables - in the closing balance	5,295	5,175	4,964

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.

In 2016, included receivables resulting from financial lease offers on firm's equipments proposed by Orange Lease, which have been reclassified in “trade receivables” to uniform the treatment of the offers resulting from deferred payment (see accounting policies).

Schedule of categories of trade receivables

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017(1)	2016(1)
Trade receivables depreciated according to their age	1,050	1,078	905
Trade receivables depreciated according to other criteria	600	443	568
Net trade receivables past due	1,650	1,521	1,473
Not past due (2)	3,645	3,655	3,491
Net trade receivables	5,295	5,175	4,964
o/w short-term trade receivables	4,995	4,851	4,683
o/w long-term trade receivables (3)	300	324	281
o/w net trade receivables from telecoms activities	5,295	5,175	4,964
o/w net trade receivables from Orange Bank	—	—	—

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.
(2)	2018 not past due receivables are presented net of IFRS 9 provision for (25) millions of euros.
(3)

Includes receivables from sales of handset with payment on instalments that are payable in more than 12 months and receivables from financial lease offers on firm's equipment (see accounting policies).

Schedule of allowances on trade receivables

(in millions of euros)	2018	2017(1)	2016(1)
Allowances on trade receivables - in the opening balance	(760)	(774)	(820)
IFRS 9 transition impact	(22)	—	—
Allowances on trade receivables - including IFRS 9 transition impact	(782)	(774)	(820)
Net addition with impact on income statement (2)	(286)	(251)	(275)
Losses on trade receivables	255	257	315
Changes in the scope of consolidation	(2)	(1)	(3)
Translation adjustment	(1)	7	18
Reclassifications and other items	(0)	2	(9)
Reclassification to assets held for sale	—	—	—
Allowances on trade receivables - in the closing balance	(816)	(760)	(774)

(1)	As authorized by IFRS 9 (see Note 2.3), the Group has chosen not to restate the comparative periods 2016 and 2017.
(2)	The change in IFRS 9 provision for 2018 amounts to (3) million euros.

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Customer contract net assets (1)	784	815	916
Costs of obtaining a contract	233	250	274
Costs to fulfill a contract	149	139	145
Total customer contract net assets	1,166	1,204	1,335
Prepaid telephone cards	(221)	(241)	(266)
Connection fees	(706)	(725)	(710)
Loyalty programs	(38)	(43)	(58)
Other deferred revenue (2)	(1,025)	(1,002)	(1,028)
Other customer contract liabilities	(12)	(10)	(9)
Total deferred revenue related to customer contracts	(2,002)	(2,021)	(2,071)
Total customer contract net assets and liabilities	(836)	(817)	(736)

(1)	Assets net of remaining performance obligations.

Includes subscription fees.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2018	2017	2016
Customer contract net assets - in the opening balance	815	916	1,027
Business related variations (1)	(36)	(109)	(105)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(1)	7	(6)
Reclassifications and other items	6	1	—
Reclassification to assets held for sale	—	—	—
Customer contract net assets - in the closing balance	784	815	916

Mainly includes the new customer contract assets net of related liabilities, the transfer of the net contract assets directly to trade receivables and impairment of the period.

Schedule of reconciliation of cost of obtaining a contract and costs to fulfil a contract

(in millions of euros)	2018	2017	2016
Costs of obtaining a contract - in the opening balance	250	274	294
Business related variations	(14)	(30)	(16)
Changes in the scope of consolidation	—	—	—
Translation adjustment	(3)	6	(4)
Reclassifications and other items	0	—	—
Reclassification to assets held for sale	—	—	—
Costs of obtaining a contract - in the closing balance	233	250	274

(in millions of euros)	2018	2017	2016
Costs to fulfill a contract - in the opening balance	140	145	121
Business related variations	22	(5)	24
Changes in the scope of consolidation	—	—	—
Translation adjustment	3	—	—
Reclassifications and other items	(16)	—	—
Reclassification to assets held for sale	—	—	—
Costs to fulfill a contract - in the closing balance	149	140	145

Schedule of disclosure of transaction price allocated to remaining performance obligations [text block]

Total December
(in millions of euros)	31, 2018
Less than one year	6,414
Between 1 and 2 years	3,032
Between 2 and 3 years	997
Between 3 and 4 years	389
Between 4 and 5 years	185
More than 5 years	241
Total remaining performance obligations	11,258

Schedule of deferred income

(in millions of euros)	2018	2017	2016
Deferred income - in the opening balance	76	84	39
Business related variations	(42)	(8)	(3)
Changes in the scope of consolidation	2	0	67
Translation adjustment	0	(2)	(18)
Reclassifications and other items	22	2	(1)
Reclassification to assets held for sale	—	—	—
Deferred income - in the closing balance	58	76	84

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Advances and downpayments	84	92	99
Submarine cable consortiums (1)	130	157	235
Security deposits paid	97	79	78
Orange Money - restriction of electronic money (1)	497	408	319
Others	473	468	448
Total	1,281	1,204	1,179

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies and Note 5.7).

(in millions of euros)	2018	2017	2016
Other assets - in the opening balance	1,204	1,179	1,068
Business related variations	74	49	24
Changes in the scope of consolidation	7	(6)	98
Translation adjustment	1	(12)	(16)
Reclassifications and other items	(5)	(6)	5
Reclassification to assets held for sale	—	—	—
Other assets - in the closing balance	1,281	1,204	1,179
o/w other non-current assets	129	110	106
o/w other current assets	1,152	1,094	1,073